Tingo Mobile Limited Transaction (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 28, 2022	Mar. 31, 2023	Dec. 31, 2022
Tingo Mobile Limited Transaction (Details) [Line Items]
Merger Agreement , description			Under the terms of the Tingo Merger Agreement, TINGO GROUP issued to TMNA (i) 25,783,675 shares of common stock of TINGO GROUP, representing approximately 19.9% of the number of shares of TINGO GROUP’s common stock issued and outstanding; (ii) 2,604.28 shares of Series A Preferred Stock convertible into 26,042,808 shares of TINGO GROUP common stock equal to approximately 20.1% of the total issued and outstanding TINGO GROUP common stock immediately prior to Tingo Closing; and (iii) 33,687.21 shares of Series B Preferred Stock convertible into 336,872,138 shares of TINGO GROUP common stock equal to approximately 35% of the total issued and outstanding common stock immediately prior to Tingo Closing.
Principal amount	$ 3,700		$ 23,700
Interest rate			5.00%
Convertible shares (in Shares)			10,000
Common stock value			$ 666,666,667
Fair value proportion			$ 553,000,000
Stated Value			4.00%
Transferred value			$ 1,215,241
Income tax rate		30.00%	30.00%
Fair value		$ 1,215,241
Series A Preferred Stock [Member]
Tingo Mobile Limited Transaction (Details) [Line Items]
Convertible shares (in Shares)			10,000
Preferred stock per share (in Dollars per share)			$ 1
Total issued			27.00%
Series B Preferred Stock [Member]
Tingo Mobile Limited Transaction (Details) [Line Items]
Convertible shares (in Shares)			10,000
Preferred Stock exchange amount			$ 666,666,667
Aggregate value			$ 1,000,000,000
Aggregate shall			35.00%